Quarterly Holdings Report
for
Fidelity® International Value Fund
January 31, 2025
FIV-NPRT1-0425
1.844602.118
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 4.7%
Financials - 1.5%
Banks - 0.2%
Commonwealth Bank of Australia	39,055	3,854,035
Capital Markets - 1.3%
Macquarie Group Ltd	135,760	20,083,327
TOTAL FINANCIALS		23,937,362

Materials - 3.2%
Metals & Mining - 3.2%
BHP Group Ltd	1,113,059	27,336,382
Glencore PLC	5,115,200	22,099,965
		49,436,347
TOTAL AUSTRALIA		73,373,709
BELGIUM - 1.9%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	201,716	15,556,402
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	75,900	14,818,616
TOTAL BELGIUM		30,375,018
DENMARK - 0.5%
Industrials - 0.5%
Air Freight & Logistics - 0.5%
DSV A/S	38,388	7,647,437
FINLAND - 1.4%
Financials - 1.0%
Insurance - 1.0%
Mandatum Holding Oy	253,034	1,250,275
Sampo Oyj A Shares	366,834	15,138,422
		16,388,697
Utilities - 0.4%
Electric Utilities - 0.4%
Fortum Oyj	385,700	5,601,753
TOTAL FINLAND		21,990,450
FRANCE - 9.7%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	1,171,492	3,311,212
Media - 0.3%
Canal+ SA	1,171,492	2,669,030
Louis Hachette Group	1,171,492	1,566,772
		4,235,802
TOTAL COMMUNICATION SERVICES		7,547,014

Consumer Staples - 1.4%
Food Products - 1.4%
Danone SA	314,300	22,015,132
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
TotalEnergies SE	452,605	26,220,375
Financials - 3.5%
Banks - 1.3%
BNP Paribas SA	305,600	20,875,441
Insurance - 2.2%
AXA SA	903,305	34,268,826
TOTAL FINANCIALS		55,144,267

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	19,300	5,319,798
Industrials - 0.2%
Building Products - 0.2%
Cie de Saint-Gobain SA	38,400	3,600,898
Information Technology - 0.8%
IT Services - 0.8%
Alten SA	46,800	4,333,116
Capgemini SE	41,793	7,594,474
		11,927,590
Materials - 1.3%
Chemicals - 1.3%
Air Liquide SA	116,407	20,334,182
TOTAL FRANCE		152,109,256
GERMANY - 13.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	37,800	3,082,198
Financials - 3.5%
Banks - 0.2%
Commerzbank AG	195,400	3,786,584
Capital Markets - 0.5%
Barlatier SA	412,500	8,104,947
Insurance - 2.8%
Hannover Rueck SE	66,900	17,648,944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,235	25,602,900
		43,251,844
TOTAL FINANCIALS		55,143,375

Health Care - 1.0%
Health Care Providers & Services - 0.9%
Fresenius SE & Co KGaA (a)	362,800	13,914,352
Pharmaceuticals - 0.1%
Bayer AG	79,100	1,769,991
TOTAL HEALTH CARE		15,684,343

Industrials - 6.4%
Aerospace & Defense - 3.2%
Rheinmetall AG	64,950	50,898,195
Air Freight & Logistics - 0.7%
Deutsche Post AG	291,100	10,480,418
Industrial Conglomerates - 2.0%
Siemens AG	144,539	30,985,694
Machinery - 0.5%
Daimler Truck Holding AG	184,700	8,172,072
TOTAL INDUSTRIALS		100,536,379

Materials - 0.9%
Chemicals - 0.9%
BASF SE	198,900	9,582,549
Covestro AG	72,400	4,453,890
		14,036,439
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vonovia SE	457,879	14,055,359
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
RWE AG	245,700	7,613,938
TOTAL GERMANY		210,152,031
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	1,244,346	10,355,374
INDIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd GDR (b)	161,400	9,474,180
INDONESIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	15,897,500	9,183,666
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	210,800	3,737,484
ITALY - 5.4%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Eni SpA	1,165,800	16,412,637
Financials - 3.1%
Banks - 3.1%
Mediobanca Banca di Credito Finanziario SpA	1,301,525	21,373,698
UniCredit SpA	558,300	25,638,955
		47,012,653
Industrials - 1.3%
Electrical Equipment - 0.8%
Prysmian SpA	183,500	12,819,038
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	175,700	8,203,433
TOTAL INDUSTRIALS		21,022,471

TOTAL ITALY		84,447,761
JAPAN - 23.5%
Communication Services - 2.0%
Entertainment - 1.3%
Nintendo Co Ltd	315,200	20,678,601
Interactive Media & Services - 0.3%
LY Corp	1,389,900	4,059,797
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp	96,600	5,905,319
TOTAL COMMUNICATION SERVICES		30,643,717

Consumer Discretionary - 3.2%
Automobile Components - 1.2%
Denso Corp	1,318,900	18,251,604
Automobiles - 0.8%
Toyota Motor Corp	712,200	13,510,093
Household Durables - 1.2%
Sony Group Corp	556,400	12,279,382
Sumitomo Forestry Co Ltd	194,700	6,655,957
		18,935,339
TOTAL CONSUMER DISCRETIONARY		50,697,036

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	474,800	5,666,288
Financials - 7.0%
Banks - 4.8%
Mitsubishi UFJ Financial Group Inc	2,991,161	37,827,409
Sumitomo Mitsui Financial Group Inc	1,488,300	36,676,336
		74,503,745
Financial Services - 1.0%
ORIX Corp	803,600	16,974,302
Insurance - 1.2%
Tokio Marine Holdings Inc	546,444	18,023,566
TOTAL FINANCIALS		109,501,613

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Hoya Corp	54,200	7,278,299
Industrials - 5.9%
Industrial Conglomerates - 2.6%
Hitachi Ltd	1,610,300	40,483,652
Machinery - 1.3%
MINEBEA MITSUMI Inc	268,170	4,303,778
Mitsubishi Heavy Industries Ltd	1,130,500	16,545,147
		20,848,925
Trading Companies & Distributors - 2.0%
ITOCHU Corp	343,400	15,811,535
Mitsui & Co Ltd	778,800	15,414,002
		31,225,537
TOTAL INDUSTRIALS		92,558,114

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	171,400	5,025,961
IT Services - 1.2%
Fujitsu Ltd	675,900	13,071,745
TIS Inc	243,901	5,392,965
		18,464,710
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	916,717	12,278,948
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	667,000	14,694,743
TOTAL INFORMATION TECHNOLOGY		50,464,362

Materials - 1.3%
Chemicals - 1.3%
NOF Corp	59,400	790,282
Shin-Etsu Chemical Co Ltd	637,400	19,760,823
		20,551,105
TOTAL JAPAN		367,360,534
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	83,320	2,966,236
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Havas NV	1,171,492	1,846,050
SINGAPORE - 1.3%
Financials - 1.3%
Banks - 1.3%
United Overseas Bank Ltd	768,605	21,128,686
SOUTH AFRICA - 1.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	85,381	627,244
Materials - 1.1%
Metals & Mining - 1.1%
Anglo American PLC	577,561	16,911,683
TOTAL SOUTH AFRICA		17,538,927
SPAIN - 2.7%
Financials - 2.7%
Banks - 2.7%
Banco Santander SA	6,822,682	34,962,874
Bankinter SA	898,500	7,673,079

TOTAL SPAIN		42,635,953
SWEDEN - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Investor AB B Shares	1,005,440	28,682,035
SWITZERLAND - 3.6%
Financials - 3.6%
Capital Markets - 0.6%
UBS Group AG (United States) (c)	257,626	9,125,113
Insurance - 3.0%
Swiss Life Holding AG	17,943	14,716,905
Zurich Insurance Group AG	53,941	32,686,342
		47,403,247
TOTAL SWITZERLAND		56,528,360
UNITED KINGDOM - 14.6%
Consumer Discretionary - 2.1%
Broadline Retail - 0.2%
B&M European Value Retail SA	694,900	2,792,467
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (United Kingdom) (a)	16,600	4,489,008
Household Durables - 1.4%
Barratt Redrow PLC	3,929,061	22,190,333
Specialty Retail - 0.2%
JD Sports Fashion PLC	2,551,800	2,819,736
TOTAL CONSUMER DISCRETIONARY		32,291,544

Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 0.6%
Tesco PLC	2,192,100	10,088,907
Tobacco - 1.4%
Imperial Brands PLC	645,266	21,763,314
TOTAL CONSUMER STAPLES		31,852,221

Financials - 6.3%
Banks - 4.7%
HSBC Holdings PLC	2,687,200	28,065,447
Lloyds Banking Group PLC	29,635,539	22,785,758
Standard Chartered PLC	1,605,249	21,589,832
		72,441,037
Capital Markets - 1.0%
London Stock Exchange Group PLC	98,600	14,672,473
Insurance - 0.6%
Beazley PLC	965,200	10,028,777
TOTAL FINANCIALS		97,142,287

Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	94,512	13,267,182
Industrials - 3.4%
Aerospace & Defense - 2.8%
BAE Systems PLC	1,948,610	29,455,653
Rolls-Royce Holdings PLC (a)	1,798,300	13,408,402
		42,864,055
Trading Companies & Distributors - 0.6%
Bunzl PLC	213,000	9,106,123
TOTAL INDUSTRIALS		51,970,178

TOTAL UNITED KINGDOM		226,523,412
UNITED STATES - 10.7%
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Shell PLC ADR	833,900	54,912,315
Health Care - 2.1%
Pharmaceuticals - 2.1%
GSK PLC	438,652	7,641,141
Roche Holding AG	78,980	24,829,099
		32,470,240
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	51,916	9,372,366
Materials - 4.5%
Chemicals - 1.2%
Linde PLC	42,714	19,055,570
Construction Materials - 3.3%
CRH PLC	333,902	33,066,316
Holcim AG	190,740	19,116,729
		52,183,045
TOTAL MATERIALS		71,238,615

TOTAL UNITED STATES		167,993,536
TOTAL COMMON STOCKS (Cost $1,309,930,527)		1,546,050,095

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Cost $9,813,415)	167,900	6,635,545

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.37	10,824,346	10,826,511
Fidelity Securities Lending Cash Central Fund (d)(e)	4.37	2,529,197	2,529,450
TOTAL MONEY MARKET FUNDS (Cost $13,355,961)			13,355,961

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,333,099,903)	1,566,041,601
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,033,836
NET ASSETS - 100.0%	1,567,075,437

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,474,180 or 0.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	62,042,278	103,122,753	154,338,520	355,371	-	-	10,826,511	10,824,346	0.0%
Fidelity Securities Lending Cash Central Fund	4,015,254	21,564,512	23,050,316	5,430	-	-	2,529,450	2,529,197	0.0%
Total	66,057,532	124,687,265	177,388,836	360,801	-	-	13,355,961	13,353,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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